Cover	Aug. 12, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Aug. 12, 2021
Entity Registrant Name	ZENTALIS PHARMACEUTICALS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39263
Entity Tax Identification Number	82-3607803
Entity Address, Address Line One	530 Seventh Avenue
Entity Address, Address Line Two	Suite 2201
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10018
City Area Code	212)
Local Phone Number	433-3791
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	ZNTL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001725160
Amendment Flag	false